Capital Withdrawal Payable To General Partner	12 Months Ended
Dec. 31, 2018
Capital Withdrawal Payable To General Partner [Abstract]
Capital Withdrawal Payable To General Partner

8.    CAPITAL WITHDRAWAL PAYABLE TO GENERAL PARTNER

At December 31, 2018 and 2017, capital withdrawals payable were $212,143 and $1,276,588, respectively. At December 31, 2018, the capital withdrawal payable included profit share allocated to the General Partner of $212,143. At December 31, 2017, the capital withdrawal payable included profit share allocated to the General Partner of $926,588 and withdrawal payable to the General Partner of $350,000.